LONG-TERM INVESTMENTS, NET - Long-term time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term investments, net
Long-term investments, net	¥ 17,925,653	$ 2,598,975	¥ 17,038,171
Long-term time deposits
Long-term investments, net
Long-term investments, net	11,100,000		946,100
Matures in March 2024			514,900
Matures in December 2024			¥ 200,600
Matures in 2024	1,737,600
Matures in 2025	¥ 9,326,900